MUNDER INTERNET FUND

Class A, B, C, K, R and Y Shares

Supplement Dated March 19, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class K shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE